Accounts Receivable - net	12 Months Ended
Dec. 31, 2014
Accounts Receivable - net
Accounts Receivable - net

3.Accounts Receivable - net

	December 31,	December 31,
	2014	2013
Trade receivables (note 9)	$42,423	$33,743
Allowance for doubtful accounts	(2,571)	(2,429)
	39,852	31,314
Other receivables	905	613
Total	$40,757	$31,927

Accounts receivables with a carrying value of $5,641 (RMB 35 million) were pledged as collateral for a bank loan (note 9).

The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the accounts receivable balance. The Company estimates the allowance based on known troubled accounts, historical experience, the age of the accounts receivable balances, credit quality of the Company’s customers, current economic conditions, and other factors that may affect customers’ ability to pay. The Company records its allowance for doubtful accounts based upon its assessment of various factors. As of December 31, 2014, the Company provided 100% (December 31, 2013 -100%) allowance for accounts receivable aged more than three years, approximately  56.3% (December 31,2013 - 56.3%) allowance for accounts receivable aged between two year and three years, approximately  18.5% (December 31,2013 - 16.9%) allowance for accounts receivable aged between one year and two years, and approximately  1.8% (December 31,2013 - 1.7%) allowance for accounts receivable aged less than one year.

The Company’s maximum exposure to credit risk at the balance sheets date relating to trade receivables is summarized as follows:

	December 31,	December 31,
	2014	2013
Aging within one year, net of allowance for doubtful accounts	$35,130	$29,565

Aging greater than one year, net of allowance for doubtful accounts	4,722	1,749
Total	$39,852	$31,314